Income Tax - Summary of Major Components of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Deferred income tax:
Income tax expense reported in the consolidated statements of operations	$ (5,121)	$ (3,167)